Stockholders' Equity (Details) (USD $)	6 Months Ended				12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Schedule of Common Stock Issued and Outstanding [Line Items]
Balance	$ 880,479	$ (817,978)		$ (1,327,914)	$ (1,327,914)	$ (877,133)	$ (1,516)
Reclassification of derivative liability to equity on exercise of warrants	391,422
Reclassification of derivative liability to equity on amendment of warrant terms	(975,278)
Shares issued for services		587,500			1,043,557	75,800
Stock-based compensation		300,967	78,694	211,673	890,648	272,594
Balance	2,086,551	880,479	(817,978)		(817,978)	(1,327,914)	(1,516)
Common Stock [Member]
Schedule of Common Stock Issued and Outstanding [Line Items]
Balance	35,992	31,535		13,050	13,050	9,059	8,256
Balance (in shares)	35,992,343
Exercise of Investor Warrants - net of issue costs	1,986
Exercise Of Investor Warrants Shares	1,986,074
Reclassification of derivative liability to equity on exercise of warrants
Shares issued upon warrant exchange	415
Shares issued upon warrant exchange, shares	414,889
Reclassification of derivative liability to equity on amendment of warrant terms
Shares issued for services		500			615	140
Shares issued for services, shares		500,000			615,000	140,000
Expiration of Broker Warrants
Reclassification of stock option liability upon forfeiture of stock options
Stock-based compensation
Balance	38,580	35,992	31,535		31,535	13,050	8,256
Balance (in shares)	38,580,306	35,992,343
Additional Paid-in Capital [Member]
Schedule of Common Stock Issued and Outstanding [Line Items]
Balance	13,286,278	8,791,715		2,326,885	2,326,885	513,279	125,905
Exercise of Investor Warrants - net of issue costs	1,264,191
Reclassification of derivative liability to equity on exercise of warrants	391,422
Shares issued upon warrant exchange	397,540
Reclassification of derivative liability to equity on amendment of warrant terms	975,278
Shares issued for services		587,000			1,042,942	75,660
Expiration of Broker Warrants	12,640
Reclassification of stock option liability upon forfeiture of stock options	38,038
Stock-based compensation		300,967			890,648	272,594
Balance	16,625,081	13,286,278	8,791,715		8,791,715	2,326,885	125,905
Warrant [Member]
Schedule of Common Stock Issued and Outstanding [Line Items]
Balance	6,200,445	6,202,100		153,106	153,106
Shares issued for services
Expiration of Broker Warrants	(12,640)
Stock-based compensation
Balance	$ 6,187,805	$ 6,200,445	$ 6,202,100		$ 6,202,100	$ 153,106